Note 30 - Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2020
Accumulated other comprehensive income abstract
Accumulated Other Comprehensive Income Explanatory

30. Accumulated other comprehensive income (loss)

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Accumulated other comprehensive income (loss) (Millions of Euros)
	Notes	2020	2019	2018
Items that will not be reclassified to profit or loss		(2.815)	(1.875)	(1.284)
Actuarial gains (losses) on defined benefit pension plans		(1.474)	(1.498)	(1.245)
Non-current assets and disposal groups classified as held for sale		(65)	3	-
Fair value changes of equity instruments measured at fair value through other comprehensive income	13.4	(1.256)	(404)	(155)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		(21)	24	116
Items that may be reclassified to profit or loss		(11.541)	(8.351)	(8.939)
Hedge of net investments in foreign operations (effective portion)		(62)	(896)	(218)
Of which: US Dollar		-	(432)	(432)
Of which: Mexican peso		(362)	(588)	(78)
Of which: Turkish lira		317	163	322
Of which: other exchanges		(18)	(38)	(29)
Foreign currency translation		(14.185)	(9.147)	(9.630)
Of which: US Dollar		(16)	1.565	1.326
Of which: Mexican peso		(5.220)	(3.557)	(4.205)
Of which: Turkish lira		(4.960)	(3.750)	(3.326)
Of which: Argentine peso		(1.247)	(1.124)	(1.118)
Of which: Venezuelan Bolívar		(1.860)	(1.854)	(1.862)
Of which: other exchanges		(882)	(427)	(445)
Hedging derivatives. Cash flow hedges (effective portion)		10	(44)	(6)
Fair value changes of debt instruments measured at fair value through other comprehensive income	13.4	2.069	1.760	943
Non-current assets and disposal groups classified as held for sale (*)		644	(18)	1
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates		(17)	(5)	(29)
Total		(14.356)	(10.226)	(10.223)

(*) The variation for the year 2020 corresponds, mainly, to the BBVA USA sale agreement (see Notes 21).

The balances recognized under these headings are presented net of tax.

The main changes in 2020 are explained as a result of the depreciation of the main currencies of the geographies where the Group operates against the euro. The main depreciations against the euro have been: US dollar (-8.5%), Mexican peso (-13.1%), Turkish lira (-26.7%), Peruvian sol (-16.3%), Colombian peso (-12.6%) and Argentine peso (-34.8%).